Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2017
Summary of Significant Accounting Policies
Schedule of useful life of property, plant and equipment

Useful Life
Proppant management systems and related equipment	Up to 15 years
Machinery and equipment	2-10 years
Furniture and fixtures	5 years
Computer equipment	3 years
Vehicles	5 years
Buildings	15 years